Concentration and Risk (Tables)	12 Months Ended
Dec. 31, 2021
Concentration and Risk
Schedule of components of cash and cash equivalents and restricted cash maintained at bank

	As of December 31,
	2020	2021
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	522,904	264,964
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	117	249
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	396,926	181,263
Financial Institutions in the PRC	16,083	69,762